Acquisition and Disposals - Sale of strategic operating affiliate (Details) - ARX Holding Corporation - USD ($) $ in Millions	Apr. 02, 2015	Apr. 01, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage		40.60%
Investments in affiliates		$ 220.2
Disposal Group, Including Discontinued Operation, Consideration		$ 560.6
Gain on disposal	$ 340.4